Leases (Details 2) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases
2022	¥ 343,575
2023	252,308
2024	198,090
2025	131,987
2026	93,725
Thereafter	150,477
Total operating lease payments	1,170,162
Less: imputed interest	(103,636)
Total	¥ 1,066,526